Financial Instruments - Fair Values and Risk Management - Summary of Financial Assets and Financial Liabilities Denominated in Foreign Currency (Detail) - EUR (€) € in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about financial instruments [line items]
Cash and cash equivalents	€ 54,475	€ 53,472
Total financial assets	116,629	110,699
Long-term borrowings	11,483	13,577
Lease liabilities	51,849	57,138	€ 53,593
Total financial liabilities	211,179	232,083
Currency risk [member]
Disclosure of detailed information about financial instruments [line items]
Trade receivables	25,055	29,434
Cash and cash equivalents	45,820	48,014
Total financial assets	70,875	77,448
Long-term borrowings	461	611
Lease liabilities	35,602	37,643
Bank overdraft and short-term borrowings	14,668	24,783
Trade payables	27,169	35,524
Total financial liabilities	€ 77,900	€ 98,561